Lease Liability (Tables)	3 Months Ended
Mar. 31, 2019
Lease Liability
Schedule of lease term and discount rate
Three Months Ended March 31, 2019
Weighted-average remaining lease term	1 year
Weighted-average discount rate	6.00%

Schedule of maturity of lease liabilities
	Related Party	Others	Total
Remainder of 2019	$65,481	$415,815	$481,296
2020	16,695	205,254	221,949
Total lease payments	$82,176	$621,069	$703,245
Less: Imputed interest	(3,091)	(23,528)	(26,619)
Present value of lease liabilities	$79,085	$597,541	$676,626
Current portion	62,550	438,777	501,327
Non-current portion	$16,535	$158,764	$175,299